Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of estimated useful lives of assets
Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Other equipment	3 – 6 years

Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Other equipment	3 – 6 years